SHARE CAPITAL - Share Capital Reserved for Issuance (Details) - shares	Mar. 31, 2022	Mar. 31, 2021
Disclosure of classes of share capital [line items]
Maximum number of shares reserved for issuance	9,674,382	9,200,025
Common Share Stock Options
Disclosure of classes of share capital [line items]
Maximum number of shares reserved for issuance	6,056,540	5,150,798
Warrants
Disclosure of classes of share capital [line items]
Maximum number of shares reserved for issuance	2,071,090	2,071,090
FTP Compensation Warrants
Disclosure of classes of share capital [line items]
Maximum number of shares reserved for issuance	174,384	343,269
Compensation Warrants
Disclosure of classes of share capital [line items]
Maximum number of shares reserved for issuance	1,034,868	1,034,868
Jamaica Facility Shares
Disclosure of classes of share capital [line items]
Maximum number of shares reserved for issuance	337,500	600,000